Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Entity Registrant Name	RESMED INC
Entity Address, Country	US
Amendment Flag	false
Entity Central Index Key	0000943819
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-15317
Entity Tax Identification Number	98-0152841
Entity Address, Address Line One	9001 Spectrum Center Blvd.
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	(858)
Local Phone Number	836-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.004 par value
Trading Symbol	RMD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false